SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2019 Plan) (Details) - $ / shares			1 Months Ended		12 Months Ended
	Oct. 10, 2024	Jun. 08, 2023	Jul. 18, 2024	Apr. 15, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of options
Granted, Number of options				38,991
2019 Plan [Member]
Number of options
Options outstanding					7,837
Granted, Number of options		750	2,751		18,488
Forfeited					0
Cancelled					3,773
Exercised					0
Options outstanding					22,552	7,837
Exercisable at the end of the year					20,094
Weighted-average exercise price
Outstanding at the beginning of the year					$ 286.56
Granted, Weighted average exercise price	$ 6		$ 6		6
Cancelled					96.34
Forfeited					0
Exercised					0
Outstanding at the end of the year					88.32	$ 286.56
Exercisable at the end of the year					$ 94.59
Weighted-average remaining contractual term
Outstanding at the beginning of the year					9 years 2 months 1 day	8 years 8 months 8 days
Granted					9 years 7 months 24 days
Cancelled					9 years 9 months
Exercisable at the end of the year					9 years 1 month 24 days